Note 8 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2017	December 31, 2018

Pantelis Shipping Corp.	(a)	4,440,000	-
Eirini Shipping Ltd. / Areti Shipping Ltd.	(b)	11,600,000	4,820,000
Kamsarmax One Shipping Ltd.	(c)	12,399,000	11,465,000
Ultra One Shipping Ltd.	(d), (e)	10,383,271	15,000,000
Kamsarmax Two Shipping Ltd	(f)	-	17,600,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	(g)	-	15,000,000
		38,822,271	63,885,000
Less: Current portion		(8,162,972)	(7,071,444)
Long-term portion		(30,659,299)	(56,813,556)
Deferred charges, current portion		195,705	140,789
Deferred charges, long-term portion		295,264	385,456
Long-term bank loans, current portion net of deferred charges		7,967,267	6,930,655
Long-term bank loans, long-term portion net of deferred charges		30,364,035	56,428,100

Schedule of Maturities of Long-term Debt [Table Text Block]
To December 31:
2019	7,071,444
2020	6,908,889
2021	13,358,889
2022	5,626,778
2023	20,619,000
Thereafter	10,300,000
Total	63,885,000